Earnings per Share - Exclusions from Calculation of Weighted-Average Shares Outstanding Assuming Dilution Due to Anti-Dilutive Effect of Common Stock Equivalents (Detail) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 29, 2017	Jul. 30, 2016	Jul. 29, 2017	Jul. 30, 2016	Oct. 29, 2016	Oct. 31, 2015	Oct. 31, 2014
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-Dilutive Common Stock Equivalents	0	1,128,000	0	1,260,000	2,312,000	2,668,000	2,808,000
Stock Options [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-Dilutive Common Stock Equivalents	0	1,128,000	0	1,260,000
Restricted Stock Units [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-Dilutive Common Stock Equivalents	0	0	0	0